RELATED PARTY TRANSACTION	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
10.	RELATED PARTY TRANSACTIONS

Restated Voting Agreement

On November 1, 2018, Dr. Larisa Storozhenko, Maximus Yaney and Asher Maximus I, LLC (the “Initial Designating Parties”) entered into a voting agreement with Mr. Asher Delug, one of the stockholders of the Company and a member of the Company’s board of directors, pursuant to which Mr. Delug will have the power to vote such number of shares of common stock as is equal to: (a) all of the shares of the Company’s common stock beneficially held by the Initial Designating Parties minus (b) such number of shares of common stock representing 19.9% of the total voting power of the Company’s capital stock outstanding with respect to the election of directors, the appointment of officers and any amendments of the Company’s amended and restated certificate of incorporation or amended and restated bylaws (the “Voting Agreement”).

The Voting Agreement was amended and restated pursuant to a new Voting Agreement, dated March 13, 2019, by and among MV II, LLC, Dr. Larisa Storozhenko, Mr. Maximus Yaney, Mr. Delug and the Company (the “Restated Voting Agreement”). Under the Restated Voting Agreement, each of MV II, LLC, Dr. Larisa Storozhenko and Mr. Yaney (collectively, the “Designating Parties”) agreed to relinquish the right to vote their shares of the Company’s capital stock, and any of the Company’s other equity interests (collectively, the “Voting Interests”) by granting the Company’s board of directors the sole right to vote all of the Voting Interests as the Designating Parties’ proxyholder. The Voting Interests include all shares of the Company’s common stock currently held by the Designating Parties, as well as any of the Company’s securities or other equity interests acquired by the Designating Parties in the future. Pursuant to the proxy granted by the Designating Parties, the Company’s board of directors is required to vote all of the Voting Interests in direct proportion to the voting of the shares and equity interests voted by all holders other than the Designating Parties. The proxy granted by the Designating Parties under the Restated Voting Agreement is irrevocable. In addition, the Restated Voting Agreement proxyholder may not be changed unless the Company receives the prior approval of The Nasdaq Stock Market LLC.

Under the Restated Voting Agreement, each of the Designating Parties further agreed not to purchase or otherwise acquire any shares of the Company’s capital stock or other equity securities, or any interest in any of the foregoing.

The Restated Voting Agreement became effective on June 12, 2019 and will continue until the earlier to occur of (a) a Deemed Liquidation Event unless, immediately upon such Deemed Liquidation Event, the Company’s common stock is and remains listed on The Nasdaq Stock Market LLC, or (b) Mr. Yaney’s death. For purposes of the agreement, a “Deemed Liquidation Event” means (i) the acquisition of the Company by another entity by means of any transaction or series of related transactions to which the Company is party other than a transaction or series of transactions in which the holders of the Company’s voting securities outstanding immediately prior to such transaction or series of transactions retain, immediately after such transaction or series of transactions, as a result of the Company’s shares held by such holders prior to such transaction or series of transactions, a majority of the total voting power represented by the Company’s outstanding voting securities or such other surviving or resulting entity; (ii) a sale, lease or other disposition of all or substantially all of the Company’s or its subsidiaries’ assets taken as a whole by means of any transaction or series of related transactions, except where such sale, lease or other disposition is to a wholly-owned subsidiary of the Company; or (iii) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary; however, a Deemed Liquidation Event shall not include any transaction effected primarily to raise capital for the Company or a spin-off or similar divestiture of the Company’s product or SaaS business as part of reorganization of the Company approved by the Company’s board of directors.

Voting Agreement with Asher Delug

On April 12, 2019, the Company entered into a Voting Agreement with Asher Delug (the “Delug Voting Agreement”). The terms of the Delug Voting Agreement are substantially similar to the terms of the Restated Voting Agreement.

Under the Delug Voting Agreement, Mr. Delug agreed to relinquish his right to vote his shares of the Company’s capital stock, and any of the Company’s other equity interests (collectively, the “Delug Voting Interests”) by granting the Company’s board of directors the sole right to vote all of the Delug Voting Interests as Mr. Delug’s proxyholder. The Delug Voting Interests include all shares of the Company’s common stock currently held by Mr. Delug, as well as any of the Company’s securities or other equity interests acquired by Mr. Delug in the future. Pursuant to the proxy granted by Mr. Delug, the Company’s board of directors is required to vote all of the Delug Voting Interests in direct proportion to the voting of the shares and equity interests voted by all holders other than Mr. Delug. The proxy granted by Mr. Delug under the Delug Voting Agreement is irrevocable. In addition, the Delug Voting Agreement proxyholder may not be changed unless the Company receives the prior approval of The Nasdaq Stock Market LLC.

Under the Delug Voting Agreement, Mr. Delug further agreed not to purchase or otherwise acquire any shares of the Company’s capital stock or other equity securities, or any interest in any of the foregoing.

The Delug Voting Agreement became effective on June 12, 2019 and will continue until the earlier to occur of (a) a Deemed Liquidation Event unless, immediately upon such Deemed Liquidation Event, the Company’s common stock is and remains listed on The Nasdaq Stock Market LLC, or (b) Mr. Delug’s death. For purposes of the agreement, a “Deemed Liquidation Event” has the same meaning as in the Restated Voting Agreement.

14.	RELATED PARTY TRANSACTION

Mommy Guru

The Company used a third-party vendor called Mommy Guru LLC (“Mommy Guru”) for certain product promotions, marketing activities and product rebates. In September 2017, the Company hired Mommy Guru’s CEO as the Company’s Chief Marketing Officer (“CMO”) and continued to use the services of Mommy Guru during the CMO’s employment. During the years-ended December 31, 2017, the Company paid to Mommy Guru approximately $2.4 million in fees, of which $1.9 million was incurred during the CMO’s employment, which reduces the Company’s net revenue. The Company paid to the CMO approximately $0.1 million in compensation for years-ended December 31, 2017. The CMO is no longer employed with the Company.

Yaney Voting Agreement

On November 1, 2018, Dr. Larisa Storozhenko, Maximus Yaney and Asher Maximus I, LLC (the “Initial Designating Parties”) entered into a voting agreement with Mr. Asher Delug, one of the stockholders of the Company and a member of the Company’s board of directors, pursuant to which Mr. Delug will have the power to vote such number of shares of common stock as is equal to: (a) all of the shares of the Company’s common stock beneficially held by the Initial Designating Parties minus (b) such number of shares of common stock representing 19.9% of the total voting power of the Company’s capital stock outstanding with respect to the election of directors, the appointment of officers and any amendments of the Company’s amended and restated certificate of incorporation or amended and restated bylaws (the “Voting Agreement”). The Voting Agreement will become effective upon the effectiveness of a registration statement on Form S-1 with the SEC with respect to the registration of certain shares of common stock of the Company for sale or resale and will automatically expire (i) November 1, 2019, if such registration statement is withdrawn or not declared effective by the SEC on or before November 1, 2019, (ii) upon a dissolution, winding up, liquidation or change of control of the Company, or (iii) the first date that the number of shares of the Company’s capital stock that is held collectively by the Initial Designating Parties constitutes less than 20.0% of the outstanding shares of the Company’s capital stock. Through the Voting Agreement, Mr. Delug will have voting power over an aggregate of up to 6,301,882 shares of the Company’s common stock through (i) 2,367,041 shares of common stock held directly, and (ii) 3,934,841 shares of common stock held by the Initial Designating Parties; provided, however, that the maximum number of shares over which Mr. Delug will have voting power pursuant to the Voting Agreement at any time shall be equal to: (a) all of the shares of the Company’s common stock beneficially held by the Initial Designating Parties minus (b) such number of shares of common stock representing 19.9% of the total voting power of the Company’s capital stock outstanding. As consideration for entry into the Voting Agreement, the Company can either (i) pay Mr. Yaney $0.1 million or (ii) the Company can transfer all rights and interests in Patent Application No. 15/259,675, filed with the United States Patent and Trademark Office in respect of an optical device with an electrochromic lens cap to the Designating Parties. The Voting Agreement was amended and restated pursuant to a new Voting Agreement, dated March 13, 2019, by and among MV II, LLC, Dr. Larisa Storozhenko, Mr. Maximus Yaney, Mr. Delug and the Company (the “Restated Voting Agreement”). See Subsequent Event Note 16.